Revenue From Contracts With Customers - Summary of analysis of group's revenue streams (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,577	£ 3,552	£ 3,674
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,073	2,025	2,123
Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	972	924	907
Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	532	603	644
Assessment & Qualifications [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,604	1,591	1,559
Assessment & Qualifications [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,174	1,150	1,120
Assessment & Qualifications [member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	229	209	202
Assessment & Qualifications [member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	201	232	237
Virtual Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	511	489	616
Virtual Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	511	489	616
Virtual Learning [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
English Language Learning [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	405	420	415
English Language Learning [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	186	193	194
English Language Learning [member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47	49	45
English Language Learning [member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	172	178	176
Enterprise Learning & Skills [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	282	271	269
Enterprise Learning & Skills [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	202	193	187
Enterprise Learning & Skills [member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	69	61	65
Enterprise Learning & Skills [member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11	17	17
Higher Education [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	775	781	806
Higher Education [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	6
Higher Education [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	627	605	595
Higher Education [Member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	148	176	205
Strategic Review [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	9
Strategic Review [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Software [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Print [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0	£ 9